UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22970

Nuveen Dow 30SM Dynamic Overwrite Fund
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)
March 31, 2015

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 101.0%
	COMMON STOCKS – 93.4%
	Aerospace & Defense – 9.4%
209,000	Boeing Company, (2)	$ 31,366,720
209,000	United Technologies Corporation	24,494,800
	Total Aerospace & Defense	55,861,520
	Banks – 2.1%
209,000	JPMorgan Chase & Co.	12,661,220
	Beverages – 1.4%
209,000	Coca-Cola Company	8,474,950
	Capital Markets – 6.6%
209,000	Goldman Sachs Group, Inc.	39,285,730
	Chemicals – 2.5%
209,000	E.I. Du Pont de Nemours and Company, (2)	14,937,230
	Communications Equipment – 1.0%
209,000	Cisco Systems, Inc., (2)	5,752,725
	Consumer Finance – 2.7%
209,000	American Express Company, (2)	16,327,080
	Diversified Telecommunication Services – 1.7%
209,000	Verizon Communications Inc.	10,163,670
	Food & Staples Retailing – 2.9%
209,000	Wal-Mart Stores, Inc., (2)	17,190,250
	Food Products – 0.1%
10,000	Tyson Foods, Inc., Class A	383,000
	Health Care Providers & Services – 4.1%
209,000	UnitedHealth Group Incorporated	24,722,610
	Hotels, Restaurants & Leisure – 3.4%
209,000	McDonald’s Corporation	20,364,960
	Household Products – 2.9%
209,000	Procter & Gamble Company, (2)	17,125,460
	Industrial Conglomerates – 6.6%
209,000	3M Co.	34,474,550
209,000	General Electric Company, (2)	5,185,290
	Total Industrial Conglomerates	39,659,840
	Insurance – 3.8%
209,000	Travelers Companies, Inc.	22,599,170
	IT Services – 7.9%
209,000	International Business Machines Corporation (IBM)	33,544,500
209,000	Visa Inc., Class A	13,670,690
	Total IT Services	47,215,190
	Machinery – 2.8%
209,000	Caterpillar Inc., (2)	16,726,270
	Media – 3.7%
209,000	Walt Disney Company (The)	21,922,010
	Oil, Gas & Consumable Fuels – 6.6%
209,000	Chevron Corporation, (2)	21,940,820
209,000	Exxon Mobil Corporation, (2)	17,765,000
	Total Oil, Gas & Consumable Fuels	39,705,820
	Pharmaceuticals – 6.7%
209,000	Johnson & Johnson	21,025,400
209,000	Merck & Company Inc.	12,013,320
209,000	Pfizer Inc.	7,271,110
	Total Pharmaceuticals	40,309,830
	Semiconductors & Semiconductor Equipment – 1.1%
209,000	Intel Corporation	6,535,430
10,000	SunEdison Inc., (3)	240,000
	Total Semiconductors & Semiconductor Equipment	6,775,430
	Software – 1.4%
209,000	Microsoft Corporation	8,496,895
	Specialty Retail – 4.1%
209,000	Home Depot, Inc.	23,744,490
10,000	Urban Outfitters, Inc., (3)	456,500
	Total Specialty Retail	24,200,990
	Technology Hardware, Storage & Peripherals – 4.4%
209,000	Apple, Inc.	26,005,870
	Textiles, Apparel & Luxury Goods – 3.5%
209,000	Nike, Inc., Class B	20,968,970
	Total Common Stocks (cost $365,860,906)	557,836,690

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 7.6%
90,000	SPDR® S&P 500® ETF	$ 18,578,700
150,000	SPDR® Dow Jones® Industrial Average ETF Trust	26,637,000
	Total Exchange-Traded Funds (cost $45,779,296)	45,215,700
	Total Long-Term Investments (cost $411,640,202)	603,052,390

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	SHORT-TERM INVESTMENTS – 0.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8%
$ 5,000	U.S. Treasury Bills, (2)	0.000%	11/12/15	AAA	$ 4,995,155
	Total Short-Term Investments (cost $4,996,184)				4,995,155
	Total Investments (cost $416,636,386) – 101.8%				608,047,545
	Other Assets Less Liabilities – (1.8)% (6)				(10,623,811)
	Net Assets – 100%				$ 597,423,734

Investments in Derivatives as of March 31, 2015

Options Purchased outstanding:

	Number of		Notional	Expiration	Strike
Option Type	Contracts	Description	Amount (7)	Date	Price	Value
Call	100	SunEdison Inc.	$ 235,000	4/17/15	$ 23.5	$ 11,200
Call	100	Tyson Foods Inc.	380,000	4/17/15	38.0	10,250
	200	Total Options Purchased (premiums paid $25,708)	$ 615,000			$ 21,450

Options Written outstanding:

	Number of			Notional		Expiration	Strike
Option Type	Contracts	Description	Counterparty	Amount		Date	Price	Value
Call	(210)	3M Co.	Citigroup	$ (3,742,410)	(7)	4/17/15	$ 178.2100	$ (410)
Call	(210)	American Express Company	HSBC	(1,777,020)	(7)	4/17/15	84.6200	(1,103)
Call	(210)	Boeing Company	Deutsche Bank	(3,524,010)	(7)	4/17/15	167.8100	(220)
Call	(210)	Caterpillar Inc	Deutsche Bank	(1,879,710)	(7)	4/17/15	89.5100	(57)
Call	(210)	Chevron Corporation	Citigroup	(2,417,520)	(7)	4/17/15	115.1200	(167)
Call	(210)	Cisco Systems Inc.	Deutsche Bank	(659,190)	(7)	4/17/15	31.3900	(30)
Call	(210)	Coca-Cola Company	Deutsche Bank	(934,290)	(7)	4/17/15	44.4900	(148)
Call	(205,169)	Custom Basket 1*	Deutsche Bank	(20,516,900)	(8)	5/05/15	103.0000	(125,153)
Call	(93,939)	Custom Basket 6**	Citigroup	(9,393,900)	(8)	4/13/15	103.0000	(57,782)
Call	(231,975)	Custom Basket 7***	BNP Paribas	(23,197,500)	(8)	4/17/15	103.0000	(3,781)
Call	(210)	DuPont E.I. de Nemours and Company	Deutsche Bank	(1,706,670)	(7)	4/17/15	81.2700	(116)
Call	(210)	Exxon Mobil Corporation	Citigroup	(2,001,720)	(7)	4/17/15	95.3200	(29)
Call	(210)	General Electric Company	Deutsche Bank	(561,120)	(7)	4/17/15	26.7200	(355)
Call	(210)	Goldman Sachs Group Inc.	Citigroup	(4,263,000)	(7)	4/17/15	203.0000	(1,196)
Call	(210)	Home Depot, Inc.	Deutsche Bank	(2,498,370)	(7)	4/17/15	118.9700	(4,573)
Call	(210)	Intel Corporation	BNP Paribas	(765,870)	(7)	4/17/15	36.4700	(406)
Call	(210)	International Business Machines Corporation (IBM)	Citigroup	(3,642,870)	(7)	4/17/15	173.4700	(1,180)
Call	(210)	Johson & Johnson	Citigroup	(2,231,880)	(7)	4/17/15	106.2800	(2,028)
Call	(210)	JPMorgan Chase & Co.	Deutsche Bank	(1,331,190)	(7)	4/17/15	63.3900	(1,687)
Call	(210)	McDonald’s Corporation	Deutsche Bank	(2,096,640)	(7)	4/17/15	99.8400	(12,088)
Call	(210)	Merck & Company Inc.	Citigroup	(1,298,850)	(7)	4/17/15	61.8500	(521)
Call	(210)	Microsoft Corporation	HSBC	(976,290)	(7)	4/17/15	46.4900	(88)
Call	(110)	NASDAQ 100® Index	N/A	(49,170,000)	(7)	4/17/15	4,470.0000	(78,650)
Call	(70)	NASDAQ 100® Index	N/A	(31,150,000)	(7)	4/17/15	4,450.0000	(75,950)
Put	(35)	NASDAQ 100® Index	N/A	(14,875,000)	(7)	4/17/15	4,250.0000	(76,579)
Call	(210)	Nike, Inc.	Citigroup	(2,113,230)	(7)	4/17/15	100.6300	(24,750)
Call	(210)	Pfizer Inc.	Citigroup	(769,230)	(7)	4/17/15	36.6300	(749)
Call	(210)	Procter & Gamble Compan	Citigroup	(1,889,160)	(7)	4/17/15	89.9600	(235)
Call	(400)	S&P 500® Index	N/A	(84,400,000)	(7)	4/17/15	2,110.0000	(208,000)
Call	(430)	S&P 500® Index	N/A	(90,300,000)	(7)	4/17/15	2,100.0000	(348,300)
Put	(75)	S&P 500® Index	N/A	(15,375,000)	(7)	4/17/15	2,050.0000	(104,097)
Call	(120)	S&P Midcap 400® Index	Citigroup	(18,671,400)	(7)	4/17/15	1,555.9500	(37,469)
Call	(100)	SunEdison Inc.	N/A	(265,000)	(7)	4/17/15	26.5000	(1,600)
Call	(210)	The Travelers Companies Inc.	UBS Prime Broker	(2,400,073)	(7)	4/17/15	114.2892	(1,092)
Call	(100)	Tyson Foods Inc.	N/A	(420,000)	(7)	4/17/15	42.0000	(750)
Call	(210)	United Technologies Corporation	Citigroup	(2,762,760)	(7)	4/17/15	131.5600	(24)
Call	(210)	Unitedhealth Group Inc.	UBS Prime Broker	(2,506,921)	(7)	4/17/15	119.3772	(39,439)
Call	(210)	Verizon Communications Inc.	Citigroup	(1,090,110)	(7)	4/17/15	51.9100	(121)
Call	(840)	Visa Inc.	Citigroup	(6,076,980)	(7)	4/17/15	72.3450	(1,308)
Call	(210)	Wal-Mart Stores Inc.	Deutsche Bank	(1,876,560)	(7)	4/17/15	89.3600	(303)
Call	(210)	Walt Disney Company	Citigroup	(2,327,220)	(7)	4/17/15	110.8200	(1,346)
	(539,243)	Total Options Written (premiums received $2,648,145)		$ (419,855,564)				$ (1,213,880)

* The following table represents the individual common stock holdings comprising the Custom Basket 1 Options Written as of March 31, 2015.

Shares	Description	Value
20,000	58.com, Inc., ADR	$ (6,451)
16,000	Cognizant Technology Solutions Corp	(6,089)
80,000	Flextronics International Ltd.	(6,185)
110,000	iShares® MSCI Australia ETF	(15,339)
140,000	iShares® MSCI Hong Kong ETF	(18,728)
20,000	iShares® Russell 2000® ETF	(15,171)
36,000	JD.com Inc., ADR	(6,452)
16,000	Lululemon Athletica Inc.	(6,248)
40,000	New Oriental Education & Technology Group, ADR	(5,410)
24,000	Qunar Cayman Islands Ltd., ADR	(6,039)
20,000	SOHU.com, Inc.	(6,506)
22,000	SPDR® S&P® Retail ETF	(13,560)
38,000	Vipshop Holdings Ltd., ADR	(6,824)
26,000	WuXi PharmaTech (Cayman) Inc., ADR	(6,151)
		$ (125,153)

** The following table represents the individual common stock holdings comprising the Custom Basket 6 Options Written as of March 31, 2015.

Shares	Description	Value
40,000	Barrick Gold Corporation	$ (2,657)
30,000	Goldcorp Inc.	(3,432)
20,000	iShares® Core S&P Mid-Cap ETF	(18,349)
20,000	iShares® MSCI Hong Kong ETF	(2,633)
50,000	iShares® MSCI Japan ETF	(3,774)
90,000	Market Vectors® Gold Miners ETF	(9,915)
30,000	Newmont Mining Corporation	(4,137)
40,000	Pan American Silver Corporation	(2,170)
15,000	PowerShares NASDAQ Internet Portfolio	(6,500)
10,000	Randgold Resources Ltd., ADR	(4,215)
		$ (57,782)

*** The following table represents the individual common stock holdings comprising the Custom Basket 7 Options Written as of March 31, 2015.

Shares	Description	Value
10,000	Boeing Company	$ (248)
20,000	Deere & Company	(294)
40,000	iShares® Core S&P Mid-Cap ETF	(978)
40,000	iShares® Transportation Average ETF	(1,056)
20,000	J.B. Hunt Transport Services, Inc.	(282)
10,000	Kansas City Southern	(187)
20,000	Landstar System, Inc.	(223)
10,000	Union Pacific Corporation	(188)
20,000	United Parcel Service, Inc., Class B	(325)
		$ (3,781)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 557,836,690	$ –	$ –	$ 557,836,690
Exchange-Traded Funds	45,215,700	–	–	45,215,700
Short-Term Investments:
U.S. Government and Agency Obligations	–	4,995,155	–	4,995,155
Investments in Derivatives:
Options Purchased	21,450	–	–	21,450
Options Written	(893,926)	(319,954)	–	(1,213,880)
Total	$ 602,179,914	$ 4,675,201	$ –	$ 606,855,115

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $416,845,325.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 194,706,447
Depreciation	(3,504,227)

Net unrealized appreciation (depreciation) of investments	$ 191,202,220

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by 100.
N/A	Option is exchange-traded and therefore the counterparty is not applicable.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Dow 30SM Dynamic Overwrite Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015